Summary of Significant Accounting Policies - Consolidated Balance Sheet - Correction of Error (Detail) - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total current assets	$ 78,509	$ 21,367	$ 27,274
Total assets	79,682	22,348	28,266
Convertible note payable, net of discount		13,388
Total current liability	31,836	44,501	27,670
Total liabilities	31,850	44,523	27,698
Additional paid-incapital	144,396	(293)	(4,527)
Accumulated deficit	(96,517)	(45,236)	(15,053)
Total stockholders' equity (deficit)	47,832	(45,525)	(19,578)	$ (9,375)
Total liabilities, redeemable convertible preferred stock and stockholders' equity (deficit)	$ 79,682	22,348	$ 28,266
Originally Reported [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Deferred offering costs		8,317
Total current assets		29,684
Total assets		30,665
Convertible note payable, net of discount		19,804
Total current liability		50,917
Total liabilities		50,939
Additional paid-incapital		(2,105)
Accumulated deficit		(41,523)
Total stockholders' equity (deficit)		(43,624)
Total liabilities, redeemable convertible preferred stock and stockholders' equity (deficit)		30,665
Restatement Adjustment [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Deferred offering costs		(8,317)
Total current assets		(8,317)
Total assets		(8,317)
Convertible note payable, net of discount		(6,416)
Total current liability		(6,416)
Total liabilities		(6,416)
Additional paid-incapital		1,812
Accumulated deficit		(3,713)
Total stockholders' equity (deficit)		(1,901)
Total liabilities, redeemable convertible preferred stock and stockholders' equity (deficit)		$ (8,317)